Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents.
Schedule of cash and cash equivalents

	2017	2016
Cash deposits	$469.5	$182.4
Term deposits	41.6	70.6
	$511.1	$253.0